CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Jun. 30, 2023
CASH AND CASH EQUIVALENTS [Abstract]
Cash and Cash equivalents and Reconciliation of Loss Before Income Tax to Net Cash Flows from Operations
	2023	2022	July 20, 2020 to June 30, 2021
	US$	US$	US$
Cash at bank and on hand	11,937,941	5,672,551	1,697,904
	11,937,941	5,672,551	1,697,904

Reconciliation of loss before income tax to net cash flows from operations
Loss for the year	(17,444,754)	(21,521,237)	(13,230,837)
Adjustment for non-cash income and expense items
Share-based payments expense	2,589,413	8,340,328	4,084,764
Amortisation of right-of-use assets	249,387	119,706	8,364
Depreciation of property, plant and equipment	177,147	33,728	960
Net foreign exchange loss/(gain)	(354,772)	(377,003)	-
Loss on derecognition of financial asset	250,000	-	-
Lease modifications	-	(2,112)	-
Cost of listing on reverse acquisition	-	-	5,141,126
Changes in assets and liabilities
Increase in receivables and prepayments	(650,067)	(98,797)	(34,405)
(Decrease)/increase in payables and provisions	(680,748)	1,371,310	472,003
Net cash outflow from operating activities	(15,864,394)	(12,134,077)	(3,558,025)